Statements of Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014 USD ($)
Virtu Financial, Inc.
Operating Expenses:
Operations and administrative	$ 13,555
Income (loss) before income taxes	(13,555)
Provision (benefit) for income taxes	(4,744)
Net income available for common stockholders	$ (8,811)